Contingencies (Health Care Cost Recovery Litigation) (Narrative) (Details) (Health Care Cost Recovery Actions [Member])	Dec. 31, 2013 litigation_case	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case
Loss Contingencies [Line Items]
Cases brought against PM	15	15	11
Canada [Member]
Loss Contingencies [Line Items]
Cases brought against PM	9
Nigeria [Member]
Loss Contingencies [Line Items]
Cases brought against PM	5
Spain [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1